Consolidated statements of comprehensive income - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated statements of comprehensive income [Abstract]
Net profit (loss) for the year	$ 23,549	$ 1,329,579	$ (506,564)
Items that will not be subsequently reclassified to profit or loss
Actuarial gains, net (Note 23)	15,430	319	24,863
Revaluation surplus (Note 25)	(161,411)	941,957	424,634
Income tax on other comprehensive income	43,794	(282,683)	(134,849)
Total of other comprehensive income for the year	(102,187)	659,593	314,648
Comprehensive (loss) income for the year	(78,638)	1,989,172	(191,916)
Attributable to:
Non-controlling interest	4,543	1,989	1,480
Controlling interest	$ (83,181)	$ 1,987,183	$ (193,396)